Share-based payments - Disclosure of share-based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 475	£ 509	£ 472
Cash settled	4	4	5
Total share-based payments	479	513	477
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	284	295	256
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 191	£ 214	£ 216